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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                      Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Real Estate Shares
            Schedule Of Investments 9/30/05

 Shares                                                           Value
            COMMON STOCKS - 97.5 %
            Consumer Services - 5.4 %
            Hotels, Resorts & Cruise Lines - 5.4 %
 166,000    Hilton Hotels Corp. *                              $ 3,705,120
 100,000    Starwood Hotels & Resorts                            5,717,000
                                                               $ 9,422,120
            Total Consumer Services                            $ 9,422,120
            Real Estate - 92.0 %
            Real Estate Management & Development - 4.2 %
 214,000    Brookfield Properties Corp.                        $ 6,306,580
  66,600    Kite Realty Group Trust                                993,672
                                                               $ 7,300,252
            Real Estate Investment Trusts - 87.8 %
  53,000    Apartment Investment & Management Co.              $ 2,055,340
  92,000    AMB Property Corp. (b)                               4,130,800
  23,000    Arden Realty Group, Inc.                               946,910
 167,000    Archstone Communities Trust                          6,658,290
 100,000    AvalonBay Communities, Inc.                          8,570,000
  63,000    Brandywine Realty Trust                              1,958,670
  58,300    BioMed Property Trust, Inc.                          1,445,840
 127,000    Boston Properties, Inc.                              9,004,300
  10,000    Capital Automotive                                     387,100
  81,500    Camden Property Trust                                4,543,625
  26,300    Carramerica Realty Corp.                               945,485
 118,500    Developers Diversifies Realty Corp.                  5,533,950
  62,000    Duke Realty Investments, Inc.                        2,100,560
  14,000    Equity Lifestyle Properties, Inc.                      630,000
  84,000    Equity Office Properties Trust                       2,747,640
 190,000    Equity Residential Property Trust                    7,191,500
  20,500    First Potomac Realty Trust                             526,850
  62,000    Federal Realty Investment Trust                      3,777,660
 120,000    General Growth Properties (b)                        5,391,600
  94,000    Highwoods Properties, Inc.                           2,773,940
 315,000    Host Marriott Corp.                                  5,323,500
  23,000    Hospitality Properties Trust                           985,780
  18,500    Healthcare Realty Trust, Inc.                          742,590
 120,000    Kimco Realty Corp. (b)                               3,770,400
  30,000    Kilroy Realty Corp.                                  1,680,900
 145,000    Liberty Property Trust                               6,168,300
  19,800    The Macerich Co.                                     1,285,812
  41,600    Corporate Office Properties                          1,453,920
 221,357    ProLogis Trust                                       9,808,331
  54,000    Pan Pacific Retail Properties, Inc.                  3,558,600
  75,000    Prentiss Properties Trust                            3,045,000
  77,500    Public Storage, Inc.                                 5,192,500
  40,600    PS Business Parks Inc *                              1,859,480
  76,000    Regency Centers Corp. (b)                            4,366,200
  48,500    Spirit Finance Corp.                                   545,625
  40,000    iStar Financial, Inc.                                1,617,200
  31,000    Shurgard Storage Centers, Inc.                       1,731,970
  27,500    Strategic Hotel Capital, Inc.                          502,150
 162,400    Simon DeBartolo Group, Inc.  (b)                    12,037,088
 115,000    Taubman Centers, Inc.                                3,645,500
 133,000    Trizec Properties Inc. (b)                           3,066,980
  93,000    United Dominion Realty Trust                         2,204,100
  70,000    Vornado Realty Trust                                 6,063,400
                                                               $151,975,386
            Total Real Estate                                  $159,275,638
            TOTAL COMMON STOCKS
            (Cost   $110,563,488)                              $168,697,758
Principal
 Amount                                                           Value
            TEMPORARY CASH INVESTMENTS - 17.4 %
            Repurchase Agreement - 1.8 %
3,200,000   UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
            $3,200,000 plus accrued interest on 10/3/05 collateralized by
 Shares     $3,289,000 U.S Treasury Note, 3.375%, 2/28/07      $ 3,200,000
            Security Lending Collateral - 15.6%
26,950,071  Security Lending Investment Fund, 3.63%            $26,950,071
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost   $30,150,071)                               $30,150,071

            TOTAL INVESTMENT IN SECURITIES - 114.9%
            (Cost   $140,713,559)                              $198,847,829

            OTHER ASSETS AND LIABILITIES - (14.9)%             $(25,812,447)

            TOTAL NET ASSETS - 100.0%                          $173,035,382

*           Non-income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $140,713,559 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost          $58,134,270

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value               0

            Net unrealized gain                                $58,134,270

(b)         At September 30, 2005, the following securities were out on loan:

Shares                           Security                       Market Value

  84,850    AMB Property Corp.                                   $     3,809,765
 106,350    General Growth Properties                            4,778,306
  79,450    Kimco Realty Corp.                                   2,496,319
  72,200    Regency Centers Corp.                                4,147,890
 111,874    Simon DeBartolo Group, Inc.                          8,292,109
  83,365    Trizec Properties Inc.                               1,922,397
            Total                                                $   25,446,786




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.